MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrealized gains (losses), Amortized cost	$ 12,032	$ 716
Unrealized gains (losses), Gains	115	138
Unrealized gains (losses), Losses	(232)	0
Unrealized gains (losses), Market value	11,915	854
Marketable Securities Due Between One To Three Years [Member]
Unrealized gains (losses), Amortized cost	6,219
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(124)
Unrealized gains (losses), Market value	6,095
Total Marketable Securities Due Between One To Three Years [Member]
Unrealized gains (losses), Amortized cost	6,219
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(124)
Unrealized gains (losses), Market value	6,095
Marketable Securities Due From Three To Five Years [Member]
Unrealized gains (losses), Amortized cost	5,697
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(108)
Unrealized gains (losses), Market value	5,589
Total Marketable Securities Due From Three To Five Years [Member]
Unrealized gains (losses), Amortized cost	5,697
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(108)
Unrealized gains (losses), Market value	$ 5,589